Intangibles, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Intangibles, Net [Abstract]
INTANGIBLES, NET
11.	INTANGIBLES, NET

Intangibles, net consists of the following:

	September 30,	December 31,
	2017	2016
Infinite-lived intangible assets:
FAA license	$50,000	$50,000

Finite-lived intangible assets:
STC costs	455,901	455,901
Accumulated amortization	-	-
	455,901	455,901

Software	85,275	85,275
Accumulated amortization	(55,648)	(36,337)
	29,627	48,938
Total intangible assets, net	$535,528	$554,839

FAA licenses include the $50,000 purchase price for Proflight Aviation Services, LLC, which provides flight training services under a FAR Part 141 certificate.

STC costs relate to our efforts to gain approval from the FAA for modifications to Gulfstream III, IV and V business jets to upgrade them for Future Air Navigation System (“FANS”) and Automatic Dependent Surveillance Broadcast (“ADS-B”) capabilities. Regulatory mandates in the U.S and abroad will require FANS / ADS-B compliance on certain preferred air routes on a rolling basis over the next four years. Tempus was awarded this STC in the fourth quarter of 2016.

7.	INTANGIBLES, NET

Intangibles, net consists of the following:

	December 31,	December 31,
	2016	2015
Indefinite-lived intangible assets:
FAA licenses	$550,000	$50,000

Finite-lived intangible assets:
STC costs	455,901	414,226
Accumulated amortization	-	-
	455,901	414,226

Software	85,275	82,240
Accumulated amortization	(36,337)	(8,582)
	48,938	73,658

Total intangible assets, net	$1,054,839	$537,884

FAA licenses includes the $50,000 purchase price for Proflight Aviation Services, LLC, which provides flight training services under a FAR Part 141 certificate, and the $500,000 purchase price for TJI, which owns an Operating Certificate issued by the FAA in accordance with the requirements of Parts 119 and 135 of the FAR. The Company disposed of TJI effective January 1, 2017. See Note 18, Subsequent Events, below.

STC costs relate to our efforts to gain approval from the FAA for modifications to Gulfstream III, IV and V business jets to upgrade them for Future Air Navigation System (“FANS”) and Automatic Dependent Surveillance Broadcast (“ADS-B”) capabilities. Regulatory mandates in the U.S and abroad will require FANS / ADS-B compliance on certain preferred air routes on a rolling basis over the next five years. Tempus was awarded this STC in the fourth quarter of 2016. Estimated amortization of this STC will be as follows:

Estimated STC Amortization
2017	$18,236
2018	45,590
2019	136,770
2020	255,305
Total	$455,901

Future amortization schedules associated with existing software is as follows:

Software Amortization
2017	$28,425
2018	19,843
2019	670
Total	$48,938